Net (loss) income per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Ordinary Share
Basic and diluted net (loss) income per share for the year ended December 31, 2018, 2019 and 2020 are calculated as follow:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Numerator:
Net (loss) income	(1,937,689)	468,173	884,158
Accretion to Preferred Shares redemption value	(71,628)	—	—
Deemed dividend to Series A Preferred Shareholders	(496,995)	—	—

Numerator for basic and diluted net (loss) income per share	(2,506,312)	468,173	884,158

Denominator:
Denominator for basic calculation—weighted average number of Class A and Class B ordinary shares outstanding	166,828,435	214,811,862	227,081,238
—Diluted effect of share option	—	14,060,031	8,076,339
—Diluted effect of restricted share units	—	3,153,068	3,474,036
Denominator for diluted calculation	166,828,435	232,024,961	238,631,613
Net (loss) income per ordinary share
—Basic	(15.02)	2.18	3.89
—Diluted	(15.02)	2.02	3.71
Net (loss) income per ADS*
—Basic	(15.02)	2.18	3.89
—Diluted	(15.02)	2.02	3.71

*	Each ADS represents one Class A ordinary share.